Common Stock	3 Months Ended
Mar. 31, 2014
Common Stock [Abstract]
COMMON STOCK
NOTE 5 – COMMON STOCK

During the three months ended March 31, 2014, the Company sold 1,590,000 shares of its common stock at a purchase price of $0.50 per share for gross proceeds of $795,000.

During the three months ended March 31, 2014, the Company received $605,000 in deposits to be applied to the purchase of 1,210,000 shares of common stock pending successful completion of the subscription process